Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 29, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A for Eaton Vance Growth Trust (the “Registrant”)

Post-Effective Amendment No. 170 (1933 Act File No. 002-22019)

Amendment No. 143 (1940 Act File No. 811-01241) (the “Amendment”)

on behalf of Parametric Balanced Risk Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933 (the “1933 Act”), as amended and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed to reflect related performance information in the Fund’s prospectus and other nonmaterial changes.

The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 152 filed with the Commission on September 10, 2013 (Accession No. 0000940394-13-001052) pursuant to Rule 485(b) under the 1933 Act.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, add updated financial and performance information (including updating the expense information contained in the Fund summary) and make any other necessary nonmaterial changes.

Securities and Exchange Commission

October 29, 2014

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President

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